Leases, Lease payments (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Future minimum lease payments [Abstract]
Lease payments		$ 932,955	$ 1,096,912
Financial charges		(345,596)	(426,682)
Present values, net		587,359	667,230
Expense relating to payments not included in the measurement of the lease liability [Abstract]
Short-term leases	[1]	296,770
Leases of low value assets		3,696
Expense relating to payments not included in the measurement of the lease liability		300,466
Committed on short-term leases and total commitment		121,847
Lease commitments that had not yet started		0
Cash outflow for leases		434,710	436,469
Within the 1st Year [Member]
Future minimum lease payments [Abstract]
Lease payments		121,847	133,870
Financial charges		(61,269)	(70,975)
Present values, net		60,578	62,895
1 to 3 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		185,494	215,631
Financial charges		(108,101)	(121,445)
Present values, net		77,393	94,186
3 to 5 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		198,259	200,489
Financial charges		(87,429)	(102,513)
Present values, net		110,830	97,976
After 5 Years [Member]
Future minimum lease payments [Abstract]
Lease payments		427,355	546,922
Financial charges		(88,797)	(134,749)
Present values, net		$ 338,558	$ 412,173

[1]	Corresponds to the leasing of parcel and bulk carrier vessels.